24. Shareholders' Compensation	12 Months Ended
Dec. 31, 2020
Shareholders Compensation
Shareholders' Compensation
24.	Shareholders' Compensation

The Company’s Bylaws provide for the distribution of minimum dividends of 25% of the adjusted net income in accordance with the law, to the holders of their shares.

Dividends are calculated in accordance with the bylaws and the Joint Stock Company Act. The profit destination for 2020 is shown below:

Allocation of profit
12/31/2020
Profit for the year	3,794,295
Capital reserve	(189,715)
Profit for allocation	3,604,580

Proposed destination:
Mandatory minimum dividends	(901,145)
Statutory reserve	(2,703,435)
(3,604,580)

Weighted average number of shares	1,380,114,547
Dividends for share	0.652949

In current liabilities
Balance of dividends payable as December 31, 2019	13,252
Dividends paid in year	(12,414)
Proposed dividends in 2020 exercise	901,145
Balance of dividends payable as December 31, 2020	901,983

At the Annual General Meeting (AGM), the proposal for the allocation of profit presented in the financial statements will likely be approved.

Accounting Policy

In accordance with article 33 of the Company’s Bylaws, at least 25% of the net income for the year, adjusted under the terms of article 202 of Law No. 6,404 / 76, will be distributed as dividends in each fiscal year, which will be reflected in current liabilities. In addition, the Board of Directors may pay interest on net equity by allocating the amount of interest paid or credited to the minimum mandatory dividend mentioned above. If the Company reports a dividend higher than the mandatory minimum in the allocation proposal, this amount is highlighted in a specific account in shareholders’ equity under “Proposed Additional Dividend”. At the Annual Shareholders’ Meeting (AGM), the resolution on the proposal for allocation in the financial statement will be made.